Inventories (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2021	2020
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	6,130,065	5,207,472
Gas	2,764,539	2,280,335
Oil	3,365,526	2,927,137
Supplies for projects and spare parts	22,131,301	13,468,592
Electrical materials	2,986,344	4,633,965
Total	31,247,710	23,310,029